Finance Income (Expenses), Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Finance expenses:
Issuance cost related to warrants to investors			$ 329
Bank account management fees and commissions	29	7	8
Revaluation of marketable securities	574
Exchange differences		28
Total finance expenses	603	35	337
Finance income:
Revaluation of warrants to purchase ADS's		974	765
Revaluation of marketable securities	(574)	2,753
Interest income on bank deposits	93	87	16
Exchange differences	5		21
Total finance income	98	3,814	802
Finance income (expenses), net	$ (505)	$ 3,779	$ 465